Summary of Significant Accounting Policies - Additional Information (Detail) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Account Balance Reclassified			S/ 27,800
Viva GyM S.A. [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated fair value	S/ 51,310	$ 14,160	S/ 62,600	$ 18,700
Morelco S.A.S. [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Put option period	10 years	10 years
Chile (member)
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Employees indemnity period	330 days	330 days
Peru [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Workers' profit sharing on taxable income, Percentage	5.00%	5.00%
Right-of-use assets [member] | Land [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life	60 years	60 years
Bottom of range [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Percentage of voting rights held	20.00%	20.00%
Bottom of range [member] | Chile (member)
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Workers' profit sharing on taxable income, Percentage	4.75%	4.75%
Bottom of range [member] | Contractual relationships with clients [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life	5 years	5 years
Bottom of range [member] | Computer software [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life	2 years	2 years
Bottom of range [member] | Investment property [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life of property	5 years	5 years
Top of range [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Percentage of voting rights held	50.00%	50.00%
Top of range [member] | Contractual relationships with clients [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life	9 years	9 years
Top of range [member] | Computer software [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life	15 years	15 years
Top of range [member] | Investment property [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life of property	50 years	50 years